Derivative Financial Instruments (Fair Value Of The Company's Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	$ 292	[1]	[1]
Derivatives Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	5	[1]	[1]
Foreign Exchange Contracts [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	292	[1]	[1]
Foreign Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	$ 5	[1]	[1]

[1]	Presented as part of other assets